Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.07%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 6.065% (SOFR + 0.75%) 10/25/33 #, •	24,126	$ 24,014
Total Agency Collateralized Mortgage Obligations (cost $24,126)		24,014

Corporate Bonds — 94.59%
Banking — 21.43%
Banco Santander 5.588% 8/8/28	200,000	195,750
Bank of America
2.482% 9/21/36 μ	195,000	142,029
2.972% 2/4/33 μ	220,000	173,565
5.819% 9/15/29 μ	70,000	69,170
5.872% 9/15/34 μ	75,000	73,028
6.204% 11/10/28 μ	320,000	321,564
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	350,000	337,771
5.802% 10/25/28 μ	25,000	24,962
5.834% 10/25/33 μ	195,000	191,794

Barclays 7.385% 11/2/28 μ	200,000	205,289
Citigroup
5.61% 9/29/26 μ	190,000	188,108
6.174% 5/25/34 μ	86,000	82,243

Citizens Bank 6.064% 10/24/25 μ	250,000	241,314
Credit Agricole 144A 6.316% 10/3/29 #, μ	250,000	250,150
Deutsche Bank
6.72% 1/18/29 μ	150,000	149,189
7.146% 7/13/27 μ	150,000	151,072

Fifth Third Bancorp 6.339% 7/27/29 μ	90,000	88,956
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,033
Goldman Sachs Group
1.542% 9/10/27 μ	630,000	551,829
3.102% 2/24/33 μ	120,000	96,003

Huntington National Bank 4.552% 5/17/28 μ	250,000	233,920
JPMorgan Chase & Co.
1.764% 11/19/31 μ	400,000	301,096
5.35% 6/1/34 μ	480,000	455,453
KeyBank
5.00% 1/26/33	250,000	210,638
5.85% 11/15/27	305,000	290,232
KeyCorp
3.878% 5/23/25 μ	100,000	96,420
4.789% 6/1/33 μ	23,000	19,185
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.928% 4/28/32 μ	130,000	$ 96,623
2.484% 9/16/36 μ	185,000	134,518
2.802% 1/25/52 μ	85,000	49,559
5.25% 4/21/34 μ	62,000	57,605
5.424% 7/21/34 μ	180,000	169,870
6.138% 10/16/26 μ	40,000	40,049
6.342% 10/18/33 μ	155,000	155,966

PNC Financial Services Group 5.671% 10/28/25 μ	130,000	129,040
Popular 7.25% 3/13/28	195,000	194,636
SVB Financial Group
1.80% 10/28/26 ‡	62,000	39,737
1.80% 2/2/31 ‡	58,000	35,073
2.10% 5/15/28 ‡	30,000	18,739
4.00% 5/15/26 ‡, ψ	105,000	3,772
4.57% 4/29/33 ‡	126,000	79,696

Truist Bank 2.636% 9/17/29 μ	445,000	413,287
Truist Financial 4.95% 9/1/25 μ, ψ	290,000	267,404
US Bancorp
2.491% 11/3/36 μ	115,000	81,096
4.653% 2/1/29 μ	153,000	143,239
5.727% 10/21/26 μ	64,000	63,483
		7,560,155
Basic Industry — 1.47%
BHP Billiton Finance USA 5.25% 9/8/30	220,000	215,024
Celanese US Holdings 6.05% 3/15/25	53,000	52,823
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	109,875
Sherwin-Williams 2.90% 3/15/52	245,000	141,964
		519,686
Brokerage — 1.33%
Jefferies Financial Group
2.625% 10/15/31	425,000	323,347
5.875% 7/21/28	60,000	58,754
6.50% 1/20/43	90,000	86,970
		469,071
Capital Goods — 3.89%
Amphenol 2.20% 9/15/31	180,000	140,893
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	156,785
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	352,213
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	124,404
Republic Services 5.00% 4/1/34	145,000	137,357
Teledyne Technologies 2.25% 4/1/28	405,000	348,789
Waste Connections 2.95% 1/15/52	185,000	112,527
		1,372,968
NQ-FL9 [0923] 1123 (3217059)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 9.86%
Altice France 144A 5.125% 1/15/29 #	200,000	$ 142,470
AMC Networks 4.75% 8/1/25	156,000	144,129
AT&T 3.50% 9/15/53	510,000	315,383
CCO Holdings
144A 4.50% 6/1/33 #	35,000	26,818
144A 4.75% 2/1/32 #	150,000	120,167
144A 6.375% 9/1/29 #	70,000	65,343

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	138,748
Charter Communications Operating 3.85% 4/1/61	365,000	204,228
Comcast
2.80% 1/15/51	545,000	319,390
4.80% 5/15/33	70,000	65,698
Crown Castle
1.05% 7/15/26	50,000	43,906
2.10% 4/1/31	171,000	130,589

CSC Holdings 144A 4.50% 11/15/31 #	200,000	141,778
Directv Financing 144A 5.875% 8/15/27 #	150,000	132,818
Discovery Communications 4.00% 9/15/55	303,000	182,024
Sprint Capital 6.875% 11/15/28	165,000	170,506
Time Warner Cable 7.30% 7/1/38	100,000	96,401
T-Mobile USA
3.375% 4/15/29	535,000	471,043
5.75% 1/15/34	70,000	68,313

Verizon Communications 2.875% 11/20/50	265,000	153,326
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	178,360
Warnermedia Holdings 6.412% 3/15/26	165,000	165,041
		3,476,479
Consumer Cyclical — 3.31%
Amazon.com 2.50% 6/3/50	520,000	304,967
Aptiv 3.10% 12/1/51	324,000	185,482
Ford Motor Credit 6.95% 3/6/26	200,000	199,856
Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	160,000	156,813
Toyota Motor Credit 5.25% 9/11/28	150,000	149,229
VICI Properties 4.95% 2/15/30	185,000	169,509
		1,165,856
Consumer Non-Cyclical — 9.84%
Amgen
5.15% 3/2/28	100,000	98,386
5.25% 3/2/30	75,000	73,304
5.25% 3/2/33	166,000	158,763
5.65% 3/2/53	55,000	51,514

Astrazeneca Finance 4.875% 3/3/28	150,000	147,435
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	$ 142,153
Bunge Limited Finance 2.75% 5/14/31	290,000	235,112
Cigna Group 5.685% 3/15/26	260,000	258,465
CVS Health
2.70% 8/21/40	419,000	264,452
4.78% 3/25/38	85,000	73,240
5.25% 1/30/31	65,000	62,488

Eli Lilly & Co. 5.00% 2/27/26	115,000	114,597
Gilead Sciences 5.55% 10/15/53	105,000	101,029
HCA
3.50% 7/15/51	196,000	122,565
5.20% 6/1/28	51,000	49,316

JBS USA LUX 3.00% 2/2/29	128,000	107,516
Merck & Co. 2.75% 12/10/51	432,000	261,262
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	280,821
Pfizer Investment Enterprises
4.75% 5/19/33	160,000	151,309
5.11% 5/19/43	110,000	101,084
5.30% 5/19/53	200,000	185,978
Royalty Pharma
3.35% 9/2/51	545,000	315,883
3.55% 9/2/50	19,000	11,631

US Foods 144A 4.75% 2/15/29 #	115,000	102,919
		3,471,222
Electric — 11.47%
AEP Texas 5.40% 6/1/33	55,000	52,499
American Electric Power 5.699% 8/15/25	105,000	104,507
Appalachian Power 4.50% 8/1/32	235,000	210,534
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	63,545
CenterPoint Energy Houston Electric
4.95% 4/1/33	200,000	190,082
5.20% 10/1/28	100,000	99,283

Commonwealth Edison 2.75% 9/1/51	300,000	170,863
Constellation Energy Generation 6.50% 10/1/53	105,000	105,369
Duke Energy Carolinas 4.95% 1/15/33	75,000	71,335
Duke Energy Indiana 5.40% 4/1/53	110,000	100,835
Duke Energy Ohio 5.25% 4/1/33	75,000	72,496
Edison International 8.125% 6/15/53 μ	113,000	113,396
Eversource Energy 5.45% 3/1/28	120,000	118,696
IPALCO Enterprises 4.25% 5/1/30	98,000	86,029
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	146,691
Louisville Gas and Electric 5.45% 4/15/33	95,000	93,161
Nevada Power 6.00% 3/15/54	70,000	68,444

2    NQ-FL9 [0923] 1123 (3217059)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
3.00% 1/15/52	283,000	$ 167,425
5.749% 9/1/25	50,000	49,876
6.051% 3/1/25	116,000	116,217

NRG Energy 144A 2.45% 12/2/27 #	100,000	84,853
Oglethorpe Power
3.75% 8/1/50	215,000	144,548
4.50% 4/1/47	210,000	157,174
5.25% 9/1/50	225,000	190,433

PacifiCorp 2.90% 6/15/52	580,000	320,123
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	103,057
San Diego Gas & Electric 3.32% 4/15/50	120,000	76,978
Southern California Edison
4.125% 3/1/48	22,000	16,328
5.65% 10/1/28	145,000	144,808
Vistra Operations
144A 3.55% 7/15/24 #	244,000	238,021
144A 5.125% 5/13/25 #	170,000	165,802
144A 6.95% 10/15/33 #	50,000	49,100

WEC Energy Group 5.15% 10/1/27	155,000	152,508
		4,045,016
Energy — 10.75%
BP Capital Markets 4.875% 3/22/30 μ, ψ	330,000	295,861
BP Capital Markets America
2.939% 6/4/51	145,000	88,686
4.812% 2/13/33	157,000	147,035

Cheniere Energy Partners 4.50% 10/1/29	165,000	149,588
ConocoPhillips
5.05% 9/15/33	175,000	167,649
5.55% 3/15/54	190,000	180,728
Diamondback Energy
3.125% 3/24/31	220,000	183,407
4.25% 3/15/52	130,000	92,459

Enbridge 5.75% 7/15/80 μ	195,000	170,046
Energy Transfer
6.25% 4/15/49	140,000	128,672
6.50% 11/15/26 μ, ψ	385,000	354,720
Enterprise Products Operating
3.30% 2/15/53	275,000	179,200
5.35% 1/31/33	30,000	29,353

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	189,970	146,859
Kinder Morgan 5.20% 6/1/33	205,000	189,737
MPLX
5.00% 3/1/33	90,000	82,071
5.65% 3/1/53	50,000	43,037

Occidental Petroleum 6.125% 1/1/31	310,000	305,855
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ONEOK
5.65% 11/1/28	85,000	$ 83,930
5.80% 11/1/30	65,000	63,671
6.05% 9/1/33	115,000	113,047
6.625% 9/1/53	115,000	112,745
Targa Resources Partners
4.00% 1/15/32	95,000	80,044
5.00% 1/15/28	350,000	333,231
6.875% 1/15/29	71,000	71,130
		3,792,761
Finance Companies — 3.97%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	142,740
3.00% 10/29/28	300,000	257,373
3.40% 10/29/33	150,000	116,105
Air Lease
2.20% 1/15/27	40,000	35,448
2.875% 1/15/32	150,000	117,019
4.125% 12/15/26 μ, ψ	153,000	114,184
Aviation Capital Group
144A 1.95% 1/30/26 #	116,000	104,352
144A 1.95% 9/20/26 #	300,000	262,117
144A 5.50% 12/15/24 #	100,000	98,353
144A 6.25% 4/15/28 #	33,000	32,302
144A 6.375% 7/15/30 #	125,000	121,154
		1,401,147
Insurance — 6.16%
American International Group 5.125% 3/27/33	175,000	162,984
Aon 5.00% 9/12/32	100,000	93,837
Athene Global Funding
144A 1.985% 8/19/28 #	442,000	360,930
144A 2.50% 3/24/28 #	110,000	93,364
144A 2.717% 1/7/29 #	120,000	99,851

Athene Holding 3.45% 5/15/52	125,000	74,468
Berkshire Hathaway Finance 3.85% 3/15/52	210,000	156,780
Brighthouse Financial 4.70% 6/22/47	39,000	27,155
Hartford Financial Services Group 2.90% 9/15/51	135,000	79,659
Marsh & McLennan 5.70% 9/15/53	265,000	256,336
New York Life Global Funding
144A 1.20% 8/7/30 #	140,000	105,338
144A 4.85% 1/9/28 #	150,000	146,610

Prudential Financial 3.70% 10/1/50 μ	114,000	92,992
UnitedHealth Group
4.20% 5/15/32	91,000	83,087
4.50% 4/15/33	295,000	273,103
5.05% 4/15/53	75,000	67,163
		2,173,657
NQ-FL9 [0923] 1123 (3217059)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 1.79%
Sempra
4.125% 4/1/52 μ	125,000	$ 101,320
4.875% 10/15/25 μ, ψ	294,000	279,296

Southern California Gas 5.20% 6/1/33	140,000	132,592
Spire Missouri 4.80% 2/15/33	125,000	117,607
		630,815
Real Estate Investment Trusts — 0.92%
American Homes 4 Rent 3.625% 4/15/32	70,000	57,970
Extra Space Storage 2.35% 3/15/32	350,000	264,846
		322,816
Technology — 5.62%
Alphabet 2.05% 8/15/50	390,000	213,157
Apple
4.30% 5/10/33	25,000	23,614
4.85% 5/10/53	105,000	96,264

Autodesk 2.40% 12/15/31	185,000	145,936
Broadcom 144A 3.469% 4/15/34 #	155,000	121,802
CDW 3.276% 12/1/28	435,000	375,700
CoStar Group 144A 2.80% 7/15/30 #	175,000	141,151
Entegris Escrow
144A 4.75% 4/15/29 #	140,000	125,988
144A 5.95% 6/15/30 #	135,000	125,340
Marvell Technology
1.65% 4/15/26	210,000	189,883
2.45% 4/15/28	110,000	95,092
Oracle
3.60% 4/1/50	235,000	152,147
4.65% 5/6/30	50,000	46,785

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	129,656
		1,982,515
Transportation — 2.78%
Air Canada 144A 3.875% 8/15/26 #	205,000	186,248
American Airlines 144A 5.50% 4/20/26 #	178,750	174,737
Burlington Northern Santa Fe 2.875% 6/15/52	233,000	143,673
Delta Air Lines 144A 7.00% 5/1/25 #	201,000	203,252
ERAC USA Finance
144A 4.90% 5/1/33 #	120,000	113,093
144A 5.40% 5/1/53 #	45,000	41,619

Mileage Plus Holdings 144A 6.50% 6/20/27 #	120,000	119,016
		981,638
Total Corporate Bonds (cost $38,148,638)		33,365,802

	Principal amount	Value (US $)
Municipal Bonds — 0.29%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.993% 7/1/24^	1,142	$ 1,103
Series A-1 4.00% 7/1/35	5,110	4,453

GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	121,257	98,218
Total Municipal Bonds (cost $121,185)		103,774

Loan Agreements — 1.31%
Applied Systems 9.89% (SOFR03M + 4.50%) 9/18/26 •	55	55
Horizon Therapeutics USA Tranche B-2 7.184% (SOFR01M + 1.86%) 3/15/28 •	107,250	107,290
Standard Industries 7.938% (SOFR01M + 2.50%) 9/22/28 •	355,729	356,242
Total Loan Agreements (cost $458,948)		463,587

US Treasury Obligations — 2.49%
US Treasury Bonds
3.625% 2/15/53	105,000	86,863
3.875% 2/15/43	15,000	13,057
US Treasury Notes
4.00% 6/30/28	185,000	180,083
4.50% 9/30/28	380,000	380,267
4.75% 7/15/26	220,000	217,989
Total US Treasury Obligations (cost $905,195)		878,259
	Number of shares
Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	63,154	63,154
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	63,154	63,154
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	63,154	63,154

4    NQ-FL9 [0923] 1123 (3217059)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	63,155	$ 63,155
Total Short-Term Investments (cost $252,617)		252,617

Total Value of Securities—99.47% (cost $39,910,709)		35,088,053
Receivables and Other Assets Net of Liabilities—0.53%		187,043
Net Assets Applicable to 4,345,966 Shares Outstanding—100.00%		$35,275,096
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $6,103,427, which represents 17.30% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ-FL9 [0923] 1123 (3217059)    5